Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Loss before income tax provision consisted of the following (in thousands):

	For the year ended December 31,
	2015	2014	2013
United States	$(42,788)	$(40,363)	$(29,202)
Foreign	(618)	(759)	(342)
Total	$(43,406)	$(41,122)	$(29,544)

As a result of our corporate conversion from an LLC to a corporation, we are now subject to U.S. federal and state income taxes. We recognized a net deferred tax asset of $29.9 million as of December 10, 2014 due to the change in tax status. This amount was offset by a full valuation allowance.
The provision (benefit) for income taxes consisted of the following (in thousands):

	For the year ended December 31,
	2015	2014
Current
State	$69	$32
Total Current	$69	$32

Deferred
Federal	$(76)	$—
Total Deferred	$(76)	$—

Total	$(7)	$32

During 2015, we recorded a federal income tax benefit of $76,000 that was primarily related to the allocation of tax expense (benefit) between continuing operations and other comprehensive income when applying the exception to the ASC 740 intraperiod tax allocation rule. Intraperiod tax allocation rules require us to allocate the provision for income taxes between continuing operations and other categories of earnings, such as other comprehensive income. In periods in which we have a year-to-date pre-tax loss from continuing operations and pre-tax income in other categories of earnings, such as other comprehensive income, we must allocate the tax provision to the other categories of earnings and then record a related tax benefit in continuing operations. This exception to the general rule applies even when a valuation allowance is in place at the beginning and end of the year.
The items accounting for the difference between income taxes computed at the federal statutory income tax rate and the provision for income taxes consisted of the following (in thousands):

	Year ended December 31,
	2015	2014
Federal statutory rate	35.0%	35.0%
Effect of:
Tax benefit at federal statutory rate	$(15,192)	$(14,393)
State taxes, net of federal benefit	(1,833)	(347)
Non-taxable flow-through earnings	—	12,336
Foreign	(64)	(130)
Recognition of deferred tax assets	—	(29,870)
Valuation allowance	17,697	32,440
Other	(615)	(4)
Total income tax provision	$(7)	$32

No provision or benefit for U.S. federal or state income taxes was included in the accompanying consolidated statements of operations prior to our conversion to a corporation in 2014 because our results of operations were allocated to our members for inclusion in their respective income tax returns. Certain of our foreign subsidiaries were subject to income tax in 2013.
The components of deferred tax assets and liabilities were as follows (in thousands):

	As of December 31,
	2015	2014
Deferred tax assets:
Property and equipment	$1	$56
Accruals and reserves	1,407	1,523
Deferred rent	654	354
Compensation and benefits	12,512	8,056
Deferred revenue	5,372	17,779
Net operating loss and credits	30,475	4,786
Other	74	17
Total deferred tax assets	50,495	32,571
Valuation allowance	(50,212)	(32,514)
Total deferred tax assets	283	57
Deferred tax liabilities:
Property and equipment	(134)	—
Other deferred tax liabilities	(149)	(57)
Deferred tax liabilities	(283)	(57)
Total	$—	$—

Management assesses the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the three-year period ended December 31, 2015. Such objective evidence limits the ability to consider other subjective evidence, such as our projections for future growth. On the basis of this evaluation, we recognized a full valuation allowance against our net deferred tax asset at December 31, 2015, because we believe it is more likely than not that these benefits will not be realized.
As of December 31, 2015, we have unrealized tax benefits of $2.5 million arising from tax deductions for share based compensation in excess of the compensation recognized for financial reporting purposes. Realization of this excess tax benefit will occur when current taxes payable are reduced with a corresponding credit to additional paid in capital.
As of December 31, 2015, we have federal and state net operating loss carryforwards of approximately $80.0 million and $62.0 million, respectively, available to reduce any future taxable income. The federal and state net operating loss carryforwards will expire in varying amounts between years 2021 and 2035. Additionally, we have total net operating loss carryforwards from international operations of $1.2 million that will expire in varying amounts beginning in 2023. We also have approximately $1.4 million of federal and $575,000 of state tax credit carryforwards as of December 31, 2015. The federal credits will expire in varying amounts between the years 2034 and 2035. The state credits expire beginning in 2021.
We have analyzed our inventory of tax positions taken with respect to all applicable income tax issues for all open tax years and have concluded that no uncertain tax positions are required to be recognized in our consolidated financial statements.
We are subject to taxation in the United States and various states and foreign jurisdictions. As of December 31, 2015, tax years for 2012 through 2015 are subject to examination by the tax authorities. With few exceptions, as of December 31, 2015, we are no longer subject to U.S. federal, state, local or foreign examinations by tax authorities for years before 2012.